Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 50,137
2014	5,249
2015	46,705
2016	4,143
2017	$ 137,049